Earnings (Loss) Per Common Share (Computation of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Basic
Net earnings (loss)	$ 4,477	$ 479
Preferred dividends on Series B stock	(857)	(421)
Net earnings (loss) allocated to common stockholders	$ 3,620	$ 58
Weighted average common shares outstanding including unvested share-based payment awards	15,857,127	15,823,710
Less: Unvested share-based payment awards
Average shares	15,857,127	15,823,710
Basic earnings (loss) per common share	$ 0.23	$ 0.00
Diluted
Net earnings (loss) allocated to common stockholders	$ 3,620	$ 58
Add back: Preferred Dividends on Series B stock	857	421
Net earnings (loss) allocated to fully-diluted	$ 4,477	$ 58
Add: Dilutive effects of assumed exercises of stock options	8,473	30,279
Add: Dilutive effects of assumed exercises of Series B preferred stock	6,857,143
Average shares and dilutive potential common shares	22,722,743	15,853,989
Diluted loss per common share	$ 0.20	$ 0.00